Organization and summary of significant accounting policies (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Description of Activities of Parent Company	developing and marketing advanced municipal and industrial wastewater treatment and carbon reducing power generation technologies.		developing and marketing advanced municipal and industrial wastewater treatment and carbon reducing power generation technologies.
Contract Revenue As Percentage Of Total Revenue			8.00%	5.00%
Property, Plant and Equipment, Depreciation Methods	straight-line method		straight-line method
Gain (Loss) On Disposition Of Property	$ 0	$ 131,000	$ 131,000	$ 62,000
Long-term Debt	$ 3,187,000		$ 3,088,000	$ 1,571,000
Options And Warrants Member [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	333,169	414,291	392,326	420,004
One Customer [Member]
Entity Wide Accounts Receivable Major Customer Percentage			53.00%	96.00%
Entity-Wide Revenue, Major Customer, Percentage			73.00%
Two Customers [Member]
Entity-Wide Revenue, Major Customer, Percentage				92.00%
Thermoenergy Power Systems, LLC [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	15.00%		15.00%